Acquisition of Evelyn Partners - Illustrative pro-forma information (Details) - Evelyn Partners £ in Millions	6 Months Ended
Jun. 30, 2026 GBP (£)
Acquisition of Evelyn Partners
Total income	£ 9,139
Profit after tax	£ 3,162